CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2024 ₪ / shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses | $		$ 437		$ 492
Ordinary shares, par value per share | ₪ / shares	₪ 0.2		₪ 0.2
Ordinary shares, shares authorized		90,000,000		90,000,000
Ordinary shares, shares issued		57,017,032		57,016,086
Ordinary shares, shares outstanding		57,017,032		57,016,086